DIRECTOR PREFERRED OUTLOOK
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Director Preferred Outlook variable annuity. Please read it carefully.

Director Preferred Outlook variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases shares of Large Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN TECHNOLOGY PORTFOLIO SUB-ACCOUNT which purchases shares of Technology Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases shares of International Portfolio of First American Insurance Portfolios, Inc.

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford International Advisers HLS Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford MidCap HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT that purchases shares of Class IB of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Stock HLS Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: JANUARY 26, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
HIGHLIGHTS                                                       10
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     11
----------------------------------------------------------------------
  Hartford Life Insurance Company                                11
----------------------------------------------------------------------
  The Separate Account                                           11
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  14
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   15
----------------------------------------------------------------------
THE CONTRACT                                                     16
----------------------------------------------------------------------
  Purchases and Contract Value                                   16
----------------------------------------------------------------------
  Charges and Fees                                               18
----------------------------------------------------------------------
  Death Benefit                                                  20
----------------------------------------------------------------------
  Surrenders                                                     22
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  24
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         26
----------------------------------------------------------------------
OTHER INFORMATION                                                26
----------------------------------------------------------------------
  Legal Matters and Experts                                      27
----------------------------------------------------------------------
  More Information                                               27
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       27
----------------------------------------------------------------------
  A. General                                                     27
----------------------------------------------------------------------
  B. Taxation of Hartford and The Separate Account               27
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            27
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              30
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     30
----------------------------------------------------------------------
  F.  Annuity Purchases by Nonresident Aliens and Foreign
      Corporations                                               31
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         32
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          33
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               36
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies. Your Death Benefit is the greater of the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value. If you elected the Optional Death Benefit, then Death Benefit is the greater of your Death Benefit calculations indicated on the Optional Death Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchases (as a percentage of
   Premium Payments)                                            None
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   Premium Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.45%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                    1.80%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                          12B-1                            TOTAL FUND
                                                                       DISTRIBUTION                         OPERATING
                                                                          AND/OR            OTHER           EXPENSES
                                                    MANAGEMENT FEES   SERVICING FEES      EXPENSES       (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND ANY
                                                       WAIVERS)        WAIVERS)(1)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio (2)            0.70%              N/A             0.47%             1.17%
------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio (2)                  0.70%              N/A             0.47%             1.17%
------------------------------------------------------------------------------------------------------------------------
First American International Portfolio (2)               1.25%              N/A             0.54%             1.79%
------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%             0.18%            0.02%             0.83%
------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%             0.18%            0.03%             0.70%
------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%             0.18%            0.02%             0.84%
------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%             0.18%            0.03%             0.86%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (3)                      0.85%             0.18%            0.25%             1.28%
------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%             0.18%            0.12%             1.04%
------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%             0.18%            0.04%             1.00%
------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                             0.66%             0.18%            0.06%             0.90%
------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%             0.18%            0.03%             0.61%
------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%             0.18%            0.09%             1.03%
------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%             0.18%            0.03%             0.97%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%             0.18%            0.02%             0.65%
------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%             0.18%            0.03%             0.66%
------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%             0.18%            0.03%             0.96%
------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%             0.18%            0.02%             0.66%
------------------------------------------------------------------------------------------------------------------------

(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2001. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.90%; Hartford Bond HLS Fund -- 0.77%; Hartford Capital Appreciation HLS Fund -- 0.91%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford Global Health HLS Fund -- 1.35%; Hartford Global Leaders HLS Fund -- 1.11%; Hartford Growth and Income HLS Fund -- 1.07%; Hartford High Yield HLS
    Fund -- 0.97%; Hartford Index HLS Fund -- 0.68%; Hartford International Advisers HLS Fund -- 1.10%; Hartford MidCap HLS Fund -- 1.04%; Hartford Money Market HLS Fund -- 0.72%; Hartford Mortgage Securities HLS Fund -- 0.73%; Hartford Small Company HLS Fund -- 1.03%; Hartford Stock HLS Fund -- 0.73%.
(2) Other expenses for First American Large Cap Growth Portfolio, First American Technology Portfolio and First American International Portfolio are based on estimated amounts for the current fiscal year. The advisor intends to waive management fees during the current fiscal year so that the total fund operating expenses do not exceed 0.80%, 0.90% and 1.35%, respectively, for Large Cap Growth Portfolio, Technology Portfolio and International Portfolio. Fee waivers may be discontinued at any time.

(3) Hartford Global Health HLS Fund is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $161       $338       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $161       $338       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $89        $141       $175       $364       $33        $102       $174       $363
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $91        $146       $182       $378       $35        $107       $181       $377
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $91        $147       $185       $382       $35        $109       $184       $382
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $93        $152       $192       $396       $37        $113       $191       $395
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $79        $113       $126       $270       $23        $ 73       $126       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $117       $134       $285       $25        $ 78       $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $81        $119       $137       $290       $25        $ 79       $136       $290
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $123       $144       $305       $27        $ 84       $144       $305
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $78        $109       $120       $257       $22        $ 69       $119       $256
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $113       $127       $272       $24        $ 74       $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $80        $115       $130       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $119       $138       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $79        $113       $127       $271       $23        $ 74       $126       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $118       $135       $286       $25        $ 78       $134       $286
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $81        $119       $137       $291       $26        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $124       $145       $306       $27        $ 84       $144       $306
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $79        $114       $128       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $118       $136       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $120       $138       $293       $26        $ 80       $137       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $124       $146       $308       $27        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $126        N/A        N/A       $28        $ 87        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $131        N/A        N/A       $30        $ 92        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $132        N/A        N/A       $30        $ 93        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $137        N/A        N/A       $32        $ 98        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $119       $137       $291       $26        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $124       $145       $306       $27        $ 84       $144       $306
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $125       $147       $311       $28        $ 86       $147       $310
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $130       $155       $326       $29        $ 90       $154       $325
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFO
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $304
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $319
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $304
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $319
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
--------------------------------------
  Without any optional benefits           $34        $103       $175       $364
--------------------------------------
  With Optional Death Benefit             $35        $108       $182       $378
--------------------------------------
  With Earnings Protection Benefit        $36        $109       $185       $382
--------------------------------------
  With both optional benefits             $37        $114       $192       $396
--------------------------------------
HARTFORD ADVISERS HLS FUND
--------------------------------------
  Without any optional benefits           $24        $ 74       $126       $270
--------------------------------------
  With Optional Death Benefit             $26        $ 78       $134       $285
--------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $290
--------------------------------------
  With both optional benefits             $28        $ 85       $144       $305
--------------------------------------
HARTFORD BOND HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 70       $120       $257
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $272
--------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $130       $277
--------------------------------------
  With both optional benefits             $26        $ 81       $138       $292
--------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------
  Without any optional benefits           $24        $ 74       $127       $271
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $286
--------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $291
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $306
--------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $273
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $136       $288
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $293
--------------------------------------
  With both optional benefits             $28        $ 86       $146       $308
--------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------
  Without any optional benefits           $29        $ 88        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $30        $ 92        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94        N/A        N/A
--------------------------------------
  With both optional benefits             $32        $ 98        N/A        N/A
--------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------
  Without any optional benefits           $26        $ 80       $137       $291
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $145       $306
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $147       $311
--------------------------------------
  With both optional benefits             $30        $ 91       $155       $326
--------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $135       $287       $25        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $143       $302       $27        $ 83       $142       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $145       $307       $27        $ 85       $145       $307
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $128       $153       $322       $29        $ 89       $152       $321
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $115       $130       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $119       $138       $292       $26        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $121       $140       $297       $26        $ 81       $139       $297
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $125       $148       $312       $28        $ 86       $147       $311
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $106       $115       $247       $21        $ 66       $114       $246
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $78        $111       $123       $263       $23        $ 71       $122       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $112       $125       $268       $23        $ 73       $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $117       $133       $283       $25        $ 77       $132       $282
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $119       $137       $290       $25        $ 79       $136       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $144       $305       $27        $ 84       $144       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $125       $147       $310       $27        $ 85       $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $129       $154       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $117       $134       $284       $25        $ 78       $133       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $122       $141       $299       $26        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $123       $144       $304       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $127       $151       $319       $28        $ 88       $151       $318
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $107       $117       $251       $22        $ 68       $116       $251
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $112       $125       $267       $23        $ 72       $124       $266
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $113       $127       $272       $24        $ 74       $127       $271
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $118       $135       $287       $25        $ 78       $134       $287
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $108       $118       $252       $22        $ 68       $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $112       $125       $268       $23        $ 73       $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $114       $128       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $118       $136       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $117       $133       $283       $25        $ 77       $132       $282
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $121       $141       $298       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $123       $143       $303       $27        $ 83       $143       $303
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $77        $108       $118       $252       $22        $ 68       $117       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $79        $112       $125       $268       $23        $ 73       $125       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $79        $114       $128       $273       $24        $ 74       $127       $272
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $81        $118       $136       $288       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------
  Without any optional benefits           $26        $ 79       $135       $287
--------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $302
--------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $307
--------------------------------------
  With both optional benefits             $29        $ 90       $153       $322
--------------------------------------
HARTFORD HIGH YIELD HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 76       $130       $277
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $292
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $297
--------------------------------------
  With both optional benefits             $28        $ 87       $148       $312
--------------------------------------
HARTFORD INDEX HLS FUND
--------------------------------------
  Without any optional benefits           $22        $ 67       $115       $247
--------------------------------------
  With Optional Death Benefit             $23        $ 72       $123       $263
--------------------------------------
  With Earnings Protection Benefit        $24        $ 73       $125       $268
--------------------------------------
  With both optional benefits             $25        $ 78       $133       $283
--------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FU
--------------------------------------
  Without any optional benefits           $26        $ 80       $137       $290
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $144       $305
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $147       $310
--------------------------------------
  With both optional benefits             $30        $ 91       $154       $325
--------------------------------------
HARTFORD MIDCAP HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 78       $134       $284
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $299
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $144       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $22        $ 68       $117       $251
--------------------------------------
  With Optional Death Benefit             $24        $ 73       $125       $267
--------------------------------------
  With Earnings Protection Benefit        $24        $ 74       $127       $272
--------------------------------------
  With both optional benefits             $26        $ 79       $135       $287
--------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------
  Without any optional benefits           $22        $ 69       $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $ 73       $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $128       $273
--------------------------------------
  With both optional benefits             $26        $ 79       $136       $288
--------------------------------------
HARTFORD SMALL COMPANY HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 78       $133       $283
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $141       $298
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $303
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $318
--------------------------------------
HARTFORD STOCK HLS FUND
--------------------------------------
  Without any optional benefits           $22        $ 69       $118       $252
--------------------------------------
  With Optional Death Benefit             $24        $ 73       $125       $268
--------------------------------------
  With Earnings Protection Benefit        $24        $ 75       $128       $273
--------------------------------------
  With both optional benefits             $26        $ 79       $136       $288
------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Annuity.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Annuity for more than three years.

x  Distributions made due to death

x  Most payments we made to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs prior to the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

- The Contract Value of your Annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Annuity;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your annuity.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchased your Contract in New York, you must begin Annuity Payouts by your Annuitant's 90th birthday. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                       5/1/00        AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, serves as the investment advisor to First American Insurance Portfolios, Inc. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors. Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to First American International Portfolio. A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic, and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 1999, Marvin & Palmer managed a total of approximately $14 billion in investments.

Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO OF FIRST AMERICAN INSURANCE PORTFOLIOS, INC. -- Seeks long-term growth of capital by investing primarily in companies that have market capitalizations of at least $5 billion at the time of purchase and exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.

FIRST AMERICAN TECHNOLOGY PORTFOLIO OF FIRST AMERICAN INSURANCE
PORTFOLIOS, INC. -- Seeks long-term growth of capital by investing primarily in companies which have, or may develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements in areas such as semiconductors, computers, software, communications, and online services.

FIRST AMERICAN INTERNATIONAL PORTFOLIO OF FIRST AMERICAN INSURANCE
PORTFOLIOS, INC. -- Seeks long-term growth of capital by investing primarily in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Sub-advised by Marvin & Palmer Associates.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's)

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

HARTFORD LIFE INSURANCE COMPANY                                               15
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future Hartford may offer interest rates specific to the transfer programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6-months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12-months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

You may only have one DCA program in place at one time. There is no charge for Dollar Cost Averaging.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information about Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

18                                               HARTFORD LIFE INSURANCE COMPANY
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Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 90 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

HARTFORD LIFE INSURANCE COMPANY                                               19
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SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value (estimated at .90% for mortality and .55% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value; or

- The Interest Accumulation Value on the date the Optional Death Benefit is added to your contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value on the date the Optional Death Benefit is added;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders taken after the Optional Death Benefit was added:

- Compounded daily at an annual rate of 5.0%

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------
made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract. ________________________________________________________

- FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?
The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
  not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- AUTOMATIC ANNUITY PAYOUTS FOR NON-QUALIFIED CONTRACTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

- AUTOMATIC ANNUITY PAYOUTS FOR QUALIFIED CONTRACTS AND CONTRACTS ISSUED IN TEXAS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity Payout Option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,
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26                                               HARTFORD LIFE INSURANCE COMPANY
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- the applicable annuity purchase rates based on the 1983a Individual Annuity
  Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor--ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.
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HARTFORD LIFE INSURANCE COMPANY                                               27
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Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company
 Attn: Investment Product Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the
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28                                               HARTFORD LIFE INSURANCE COMPANY
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contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the
     Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.
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HARTFORD LIFE INSURANCE COMPANY                                               29
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 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The
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30                                               HARTFORD LIFE INSURANCE COMPANY
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        primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.
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HARTFORD LIFE INSURANCE COMPANY                                               31
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E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for DIRECTOR PREFERRED OUTLOOK variable annuity to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                            DIRECTOR PREFERRED OUTLOOK



This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  January 26, 2001


Date of Statement of Additional Information: January 26, 2001

                                TABLE OF CONTENTS

SECTION                                                                                                        PAGE
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY............................................................

SAFEKEEPING OF ASSETS ....................................................................................

INDEPENDENT PUBLIC ACCOUNTANTS ...........................................................................

DISTRIBUTION OF CONTRACTS.................................................................................

CALCULATION OF YIELD AND RETURN...........................................................................

PERFORMANCE COMPARISONS...................................................................................

FINANCIAL STATEMENTS .....................................................................................

                 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

------------------------------------------- ---------------------- -------------- ------------------------------------
              Rating Agency                       Effective           Rating                Basis of Rating
                                               Date of Rating
------------------------------------------- ---------------------- -------------- ------------------------------------
A.M. Best and Company, Inc.                        4/1/00               A+        Financial performance
------------------------------------------- ---------------------- -------------- ------------------------------------
Standard & Poor's                                  8/1/00               AA        Insurer financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------
Fitch                                              5/1/00               AA+       Financial strength
------------------------------------------- ---------------------- -------------- ------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time-to-time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999: $159,553,73, 1998: $61,629,500 and 1997: $64,851,026. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                            YIELD                            EFFECTIVE YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         3.71%                                 3.78%
--------------------------------------------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1) - 1]

Where           A = Dividends and interest earned during the period.
                B = Expenses accrued for the period (net of reimbursements).
                C = The average daily number of units outstanding during the period that were entitled to receive dividends.
                D = The maximum offering price per unit on the last day of the period.


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                  YIELD
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                                       5.29%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                                 7.89%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                                        5.11%
--------------------------------------------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annualized total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund, First American Large Cap Growth Portfolio, First American Technology Portfolio, and First American International Portfolio Sub-Account because, as of December 31, 1999, the Sub-Accounts had not commenced operation.



                     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
                                                        SEPARATE       1 YEAR        5 YEAR        10 YEAR         SINCE
SUB-ACCOUNT                                             ACCOUNT                                                  INCEPTION
                                                       INCEPTION                                                OF SEPARATE
                                                         DATE                                                     ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio               5/1/00           N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio                     5/1/00           N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
First American International Portfolio                  5/1/00           N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                              6/2/86         -0.20%        16.64%         9.81%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                  6/2/86        -12.60%         3.30%         3.17%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                  6/2/86         26.24%        20.84%         15.86%          N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                   3/8/94         -5.39%        18.12%          N/A          14.95%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                         5/1/00          N/A            N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                        10/1/98        38.94%          N/A           N/A          61.75%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                     5/29/98        10.86%          N/A           N/A          17.86%
-----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                            10/1/98        -5.99%          N/A           N/A          -3.66%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                 5/1/87         9.54%         23.78%         13.25%          N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                3/1/95         12.17%          N/A           N/A           9.78%
-----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                7/30/97        40.36%          N/A           N/A          29.79%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          6/2/86         -5.80%         0.63%         0.49%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                   6/2/86         -9.12%         3.17%         2.82%           N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                         8/9/96         54.15%          N/A           N/A          23.46%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                 6/2/86         8.85%         24.44%         13.69%          N/A
-----------------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund, First American Large Cap Growth Portfolio, First American Technology Portfolio, and First American International Portfolio Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.


  NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF
             THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999


--------------------------------- -------------- -------------- --------------- ---------------- ------------------
                                      FUND
                                    INCEPTION                                                     SINCE INCEPTION
          SUB-ACCOUNT                 DATE          1 YEAR          5 YEAR         10 YEAR            OF FUND
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
First American Large Cap
Growth Portfolio                      5/1/00          N/A             N/A             N/A               N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
First American Technology
Portfolio                             5/1/00          N/A             N/A             N/A               N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
First American International
Portfolio                             5/1/00          N/A             N/A             N/A               N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Advisers HLS Fund           3/31/83         8.80%          18.81%          12.14%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Bond HLS Fund               8/31/77        (3.60%)          5.93%           5.67%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Capital Appreciation
HLS Fund                              4/2/84        35.24%          22.99%          17.83%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Dividend and Growth HLS
Fund                                  3/8/94         3.61%          20.09%            N/A             17.16%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Global Leaders HLS Fund     9/30/98        47.94%            N/A             N/A             70.17%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Growth and Income HLS
Fund                                 5/29/98        19.86%            N/A             N/A             24.27%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford High Yield HLS Fund         9/30/98         3.01%            N/A             N/A              5.07%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Index HLS Fund               5/1/87        18.54%          25.75%          15.54%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford International Advisers
HLS Fund                              3/1/95        21.17%            N/A             N/A             12.43%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford MidCap HLS Fund             7/30/97        49.35%            N/A             N/A             35.87%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Money Market HLS Fund       6/30/80         3.19%           3.58%           3.40%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Mortgage Securities HLS
Fund                                  1/1/85        (0.12%)          5.85%           5.37%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Small Company HLS Fund       8/9/96        63.15%            N/A             N/A             26.51%
--------------------------------- -------------- -------------- --------------- ---------------- ------------------
Hartford Stock HLS Fund              8/31/77        17.85%          26.42%          15.97%              N/A
--------------------------------- -------------- -------------- --------------- ---------------- ------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefits been available and been chosen.

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, High Yield Fund, Global Leaders Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mitchell Hutchins Growth and Income Portfolio, Mitchell Hutchins Strategic Income Portfolio, Mitchell Hutchins Tactical Allocation Portfolio, Huntington VA Income Equity Fund and AmSouth Select Equity Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                 MONEY
                                             BOND FUND        STOCK FUND      MARKET FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................    $379,581,114          --               --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................         --         $3,191,676,331         --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................         --               --          $416,009,296
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value......................         --               --               --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................         --               --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................         --               --               --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................         --               --               --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................         --               --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................         --               --               --
  Due from Hartford Life Insurance
   Company..............................         --               --               --
  Receivable from fund shares sold......         160,437            77,855      38,653,596
                                            ------------    --------------    ------------
  Total Assets..........................     379,741,551     3,191,754,186     454,662,892
                                            ------------    --------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         160,617            79,461      38,625,437
  Payable for fund shares purchased.....         --               --               --
                                            ------------    --------------    ------------
  Total Liabilities.....................         160,617            79,461      38,625,437
                                            ------------    --------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $379,580,934    $3,191,674,725    $416,037,455
                                            ============    ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________SA-2 ______________________________________

                                                               CAPITAL           MORTGAGE                          INTERNATIONAL
                                         ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND     OPPORTUNITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                         --------------   -----------------   ---------------   --------------   ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................      --                --                 --                --                --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................      --                --                 --                --                --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................      --                --                 --                --                --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value...................... $5,705,854,235         --                 --                --                --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................      --           $2,665,629,499          --                --                --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................      --                --             $170,128,202          --                --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................      --                --                 --           $ 873,682,031          --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................      --                --                 --                --             $508,094,303
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................      --                --                 --                --                --
  Due from Hartford Life Insurance
   Company..............................      --               14,808,231            85,563           205,321          1,011,121
  Receivable from fund shares sold......     2,195,184          --                 --                --                --
                                         --------------    --------------      ------------     -------------       ------------
  Total Assets.......................... 5,708,049,419      2,680,437,730       170,213,765       873,887,352        509,105,424
                                         --------------    --------------      ------------     -------------       ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     2,196,979          --                 --                --                --
  Payable for fund shares purchased.....      --               14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Total Liabilities.....................     2,196,979         14,808,295            81,591           206,074          1,012,471
                                         --------------    --------------      ------------     -------------       ------------
  Net Assets (variable annuity contract
   liabilities)......................... $5,705,852,440    $2,665,629,435      $170,132,174     $ 873,681,278       $508,092,953
                                         ==============    ==============      ============     =============       ============

                                           DIVIDEND AND
                                           GROWTH FUND
                                           SUB-ACCOUNT
                                          --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
     Shares 381,925,372
     Cost $398,919,676
      Market Value......................       --
    Hartford Stock HLS Fund, Inc. -
     Class IA
     Shares 446,551,430
     Cost $1,739,620,114
      Market Value......................       --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
     Shares 416,009,296
     Cost $416,009,296
      Market Value......................       --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
     Shares 1,924,549,471
     Cost $3,837,456,863
      Market Value......................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
     Shares 437,319,084
     Cost $1,404,391,777
      Market Value......................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
     Shares 163,664,753
     Cost $176,379,736
      Market Value......................       --
    Hartford Index HLS Fund, Inc. -
     Class IA
     Shares 208,576,729
     Cost $500,271,928
      Market Value......................       --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
     Shares 270,848,565
     Cost $312,238,682
      Market Value......................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
     Shares 462,406,230
     Cost $749,888,851
      Market Value......................  $ 993,631,453
  Due from Hartford Life Insurance
   Company..............................       --
  Receivable from fund shares sold......        398,320
                                          -------------
  Total Assets..........................    994,029,773
                                          -------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        397,708
  Payable for fund shares purchased.....       --
                                          -------------
  Total Liabilities.....................        397,708
                                          -------------
  Net Assets (variable annuity contract
   liabilities).........................  $ 993,632,065
                                          =============

_____________________________________SA-3 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY          MIDCAP
                                                FUND             FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------    ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc.
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................    $109,141,013          --              --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................         --          $254,024,997         --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................         --               --         $259,688,385
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................         --               --              --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................         --               --              --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................         --               --              --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................         --               --              --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................         --               --              --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................         --               --              --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................         --               --              --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................         --               --              --
  Due from Hartford Life Insurance
   Company..............................         119,851        5,463,600      16,063,484
  Receivable from fund shares sold......         --               --              --
                                            ------------     ------------    ------------
  Total Assets..........................     109,260,864      259,488,597     275,751,869
                                            ------------     ------------    ------------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................         --               --              --
  Payable for fund shares purchased.....         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Total Liabilities.....................         120,096        5,463,705      16,063,809
                                            ------------     ------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $109,140,768     $254,024,892    $259,688,060
                                            ============     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-4 ______________________________________

                                         GROWTH AND                     GLOBAL      SMITH BARNEY   SMITH BARNEY   SMITH BARNEY
                                           INCOME       HIGH YIELD      LEADERS         CASH       APPRECIATION    GOVERNMENT
                                            FUND           FUND          FUND        PORTFOLIO         FUND        PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   ------------   -----------   ------------   ------------   ------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................     --            --             --            --             --            --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................     --            --             --            --             --            --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................     --            --             --            --             --            --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value...................... $64,301,022       --             --            --             --            --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................     --        $17,501,387        --            --             --            --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................     --            --         $52,840,981       --             --            --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................     --            --             --          $ 471,343        --            --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................     --            --             --            --           $223,601        --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................     --            --             --            --             --           $31,310
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................     --            --             --            --             --            --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................     --            --             --            --             --            --
  Due from Hartford Life Insurance
   Company..............................    119,444        --            279,383         26,631        --            --
  Receivable from fund shares sold......     --             16,018        --            --                 14            11
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Assets.......................... 64,420,466     17,517,405    53,120,364        497,974       223,615        31,321
                                         -----------   -----------    -----------     ---------      --------       -------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --             15,974        --            --                 77            19
  Payable for fund shares purchased.....    119,350        --            279,292         27,259        --            --
                                         -----------   -----------    -----------     ---------      --------       -------
  Total Liabilities.....................    119,350         15,974       279,292         27,259            77            19
                                         -----------   -----------    -----------     ---------      --------       -------
  Net Assets (variable annuity contract
   liabilities)......................... $64,301,116   $17,501,431    $52,841,072     $ 470,715      $223,538       $31,302
                                         ===========   ===========    ===========     =========      ========       =======

                                             BB&T          AMSOUTH
                                           GROWTH &     EQUITY INCOME
                                          INCOME FUND       FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------   -------------
ASSETS:
  Investments:
    International Advisers HLS Fund, Inc
     - Class IA
      Shares 78,142,562
      Cost $91,062,085
      Market Value......................      --             --
    Small Company HLS Fund, Inc. -
     Class IA
      Shares 116,111,010
      Cost $161,087,349
      Market Value......................      --             --
    MidCap HLS Fund, Inc. - Class IA
      Shares 126,461,413
      Cost $205,816,508
      Market Value......................      --             --
    Hartford Growth and Income HLS Fund
     - Class IA
      Shares 44,914,208
      Cost $57,056,947
      Market Value......................      --             --
    Hartford High Yield HLS Fund -
     Class IA
      Shares 17,416,534
      Cost $18,153,355
      Market Value......................      --             --
    Hartford Global Leaders HLS Fund -
     Class IA
      Shares 27,623,494
      Cost $42,769,890
      Market Value......................      --             --
    Smith Barney Cash Portfolio
      Shares 471,343
      Cost $471,343
      Market Value......................      --             --
    Smith Barney Appreciation Fund
      Shares 14,215
      Cost $117,589
      Market Value......................      --             --
    Smith Barney Government Portfolio
      Shares 31,310
      Cost $31,310
      Market Value......................      --             --
    BB&T Growth & Income Fund
      Shares 2,248,623
      Cost $27,485,794
      Market Value......................  $28,017,845        --
    AmSouth Equity Income Fund
      Shares 2,572,237
      Cost $28,494,557
      Market Value......................      --         $35,728,377
  Due from Hartford Life Insurance
   Company..............................       2,564         170,059
  Receivable from fund shares sold......      --             --
                                          -----------    -----------
  Total Assets..........................  28,020,409      35,898,436
                                          -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --             --
  Payable for fund shares purchased.....       2,585         170,055
                                          -----------    -----------
  Total Liabilities.....................       2,585         170,055
                                          -----------    -----------
  Net Assets (variable annuity contract
   liabilities).........................  $28,017,824    $35,728,381
                                          ===========    ===========

_____________________________________SA-5 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                             MENTOR VIP            MENTOR VIP
                                                           CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                                FUND                  FUND
                                                            SUB-ACCOUNT            SUB-ACCOUNT
                                                           --------------    -----------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     $24,728,524             --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................         --                 $22,755,484
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................         --                  --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................         --                  --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................         --                  --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................         --                  --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................         --                  --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................         --                  --
  Due from Hartford Life Insurance Company.............         --                      17,786
  Receivable from fund shares sold.....................           7,221             --
                                                            -----------            -----------
  Total Assets.........................................      24,735,745             22,773,270
                                                            -----------            -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           7,301             --
  Payable for fund shares purchased....................         --                      17,847
                                                            -----------            -----------
  Total Liabilities....................................           7,301                 17,847
                                                            -----------            -----------
  Net Assets (variable annuity contract liabilities)...     $24,728,444            $22,755,423
                                                            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________SA-6 ______________________________________

                                                        MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                                          GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                                           FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                        -----------   -----------------   -----------------   -------------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................     --             --                  --                   --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value..................................... $14,432,037        --                  --                   --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................     --           $4,022,057            --                   --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................     --             --                $1,153,572             --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................     --             --                  --                 $21,769,264
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................     --             --                  --                   --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................     --             --                  --                   --
  Due from Hartford Life Insurance Company.............      9,714         --                  --                       1,537
  Receivable from fund shares sold.....................     --                  137            --                   --
                                                        -----------      ----------          ----------           -----------
  Total Assets......................................... 14,441,751        4,022,194           1,153,572            21,770,801
                                                        -----------      ----------          ----------           -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............     --                  134                  38             --
  Payable for fund shares purchased....................      9,738         --                  --                       1,531
                                                        -----------      ----------          ----------           -----------
  Total Liabilities....................................      9,738              134                  38                 1,531
                                                        -----------      ----------          ----------           -----------
  Net Assets (variable annuity contract liabilities)... $14,432,013      $4,022,060          $1,153,534           $21,769,270
                                                        ===========      ==========          ==========           ===========

                                                         HUNTINGTON VA      AMSOUTH
                                                         INCOME EQUITY   SELECT EQUITY
                                                             FUND            FUND
                                                          SUB-ACCOUNT     SUB-ACCOUNT
                                                         -------------   -------------
ASSETS:
  Investments:
    Mentor VIP Capital Growth Fund
      Shares 1,714,877
      Cost $21,738,831
      Market Value.....................................      --              --
    Mentor VIP Perpetual International Fund
      Shares 1,160,994
      Cost $16,298,880
      Market Value.....................................      --              --
    Mentor VIP Growth Fund
      Shares 1,040,522
      Cost $11,202,467
      Market Value.....................................      --              --
    Mitchell Hutchins Growth & Income Portfolio -
     Class I
      Shares 245,997
      Cost $3,654,815
      Market Value.....................................      --              --
    Mitchell Hutchins Strategic Income Portfolio -
     Class I
      Shares 98,344
      Cost $1,219,298
      Market Value.....................................      --              --
    Mitchell Hutchins Tactical Allocation Portfolio -
     Class I
      Shares 1,320,950
      Cost $21,338,736
      Market Value.....................................      --              --
    Huntington VA Income Equity Fund
      Shares 23,178
      Cost $228,633
      Market Value.....................................    $228,763          --
    AmSouth Select Equity Fund
      Shares 290,955
      Cost $2,680,109
      Market Value.....................................      --           $2,476,028
  Due from Hartford Life Insurance Company.............      --               21,838
  Receivable from fund shares sold.....................      --              --
                                                           --------       ----------
  Total Assets.........................................     228,763        2,497,866
                                                           --------       ----------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           8          --
  Payable for fund shares purchased....................      --               21,834
                                                           --------       ----------
  Total Liabilities....................................           8           21,834
                                                           --------       ----------
  Net Assets (variable annuity contract liabilities)...    $228,755       $2,476,032
                                                           ========       ==========

____________________________________SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Bond Fund Qualified 1.00%........        213,341  $ 4.242785  $       905,161
  Bond Fund Non-Qualified 1.00%....      1,528,336    4.178271        6,385,802
  Bond Fund 1.25%..................    167,706,691    2.184598      366,371,702
  Bond Fund .25%...................         52,746    1.498860           79,060
  Bond Fund 1.4%...................        755,787    2.182434        1,649,454
  Bond Fund 1.5%...................      2,733,792    0.994947        2,719,978
  Stock Fund Qualified 1.00%.......      2,764,533   13.310539       36,797,424
  Stock Fund Qualified 1.00%.......        679,578   13.920026        9,459,745
  Stock Fund 1.25%.................    432,423,789    7.175612    3,102,905,327
  Stock Fund .25%..................      1,068,046    3.885218        4,149,591
  Stock Fund 1.4%..................      2,104,901    7.168535       15,089,057
  Stock Fund 1.5%..................     11,808,607    1.223394       14,446,580
  Stock Fund 1.65%.................         69,390    1.222948           84,860
  Money Market Fund Qualified
   1.00%...........................        459,952    2.782454        1,279,796
  Money Market Fund Non-Qualified
   1.00%...........................      6,995,552    2.783765       19,473,975
  Money Market Fund 1.25%..........    213,832,400    1.777341      380,053,091
  Money Market Fund .25%...........        423,001    1.359855          575,220
  Money Market Fund 1.65%..........         95,824    1.049997          100,615
  Money Market Fund 1.4%...........      1,061,435    1.775591        1,884,675
  Money Market Fund 1.5%...........     11,251,805    1.050377       11,818,637
  Advisers Fund Qualified 1.00%....      2,884,286    7.230781       20,855,639
  Advisers Fund Non-Qualified
   1.00%...........................      8,513,289    7.230781       61,557,730
  Advisers Fund 1.25%..............  1,156,230,489    4.803097    5,553,487,191
  Advisers Fund .25%...............      1,122,511    2.760456        3,098,643
  Advisers Fund 1.65%..............         90,120    1.127468          101,608
  Advisers Fund 1.4%...............      4,952,412    4.798347       23,763,390
  Advisers Fund 1.5%...............     24,758,627    1.127880       27,924,760
  Capital Appreciation Fund
   Qualified 1.00%.................        693,728   12.687752        8,801,850
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      1,995,203   12.682513       25,304,182
  Capital Appreciation Fund
   1.25%...........................    347,433,441    7.501418    2,606,243,470
  Capital Appreciation Fund .25%...      1,770,832    3.719454        6,586,527
  Capital Appreciation Fund
   1.65%...........................         56,270    1.334003           75,064
  Capital Appreciation Fund 1.4%...      1,112,300    7.494011        8,335,584
  Capital Appreciation Fund 1.5%...      5,291,692    1.334491        7,061,715
  Mortgage Securities Fund
   Qualified 1.00%.................        455,136    2.859263        1,301,354
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      4,637,303    2.859263       13,259,270
  Mortgage Securities Fund 1.25%...     69,554,953    2.216665      154,180,031
  Mortgage Securities Fund .25%....         14,431    1.476954           21,314
  Mortgage Securities Fund 1.4%....        120,468    2.214471          266,772
  Mortgage Securities Fund 1.5%....        435,786    1.022434          445,563
  Index Fund Qualified 1.00%.......        180,991    2.226696          403,011
  Index Fund Non-Qualified 1.00%...        705,606    2.226696        1,571,169
  Index Fund 1.25%.................    152,272,495    5.607574      853,879,286
  Index Fund .25%..................        225,894    3.702905          836,463
  Index Fund 1.65%.................          7,659    1.239923            9,497
  Index Fund 1.4%..................      1,106,937    5.602011        6,201,075

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________SA-8 _____________________________________

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Index Fund 1.5%..................      5,947,828  $ 1.240377  $     7,377,549
  International Opportunities Fund
   Qualified 1.00%.................        164,957    2.321965          383,024
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,040,352    2.320729        2,414,376
  International Opportunities Fund
   1.25%...........................    218,271,540    2.266827      494,783,822
  International Opportunities Fund
   .25%............................        693,181    2.614527        1,812,341
  International Opportunities Fund
   1.4%............................        449,187    2.264582        1,017,221
  International Opportunities Fund
   1.5%............................      5,242,257    1.273461        6,675,810
  Dividend and Growth Fund
   Qualified 1.00%.................        302,679    2.607548          789,249
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,206,465    2.607548        3,145,915
  Dividend and Growth Fund 1.25%...    381,269,170    2.569946      979,841,178
  Dividend and Growth Fund .25%....        208,016    2.723583          566,550
  Dividend and Growth Fund 1.65%...         17,587    1.045671           18,390
  Dividend and Growth Fund 1.4%....      1,030,411    2.567396        2,645,474
  Dividend and Growth Fund 1.5%....      4,376,833    1.046052        4,578,395
  International Advisers Fund
   Qualified 1.00%.................         12,397    1.817544           22,533
  International Advisers Fund
   Non-Qualified 1.00%.............        153,873    1.817544          279,670
  International Advisers Fund
   1.25%...........................     57,796,510    1.795704      103,785,423
  International Advisers Fund
   .25%............................         38,176    1.884645           71,947
  International Advisers Fund
   1.65%...........................          8,093    1.178048            9,534
  International Advisers Fund
   1.4%............................        390,910    1.793926          701,264
  International Advisers Fund
   1.5%............................      3,383,042    1.178481        3,986,850
  Small Company Fund Qualified
   1.00%...........................        227,604    2.269744          516,604
  Small Company Fund Non-Qualified
   1.00%...........................      2,533,564    2.269744        5,750,541
  Small Company Fund 1.25%.........    107,808,156    2.250630      242,636,270
  Small Company Fund .25%..........        237,848    2.328130          553,741
  Small Company Fund 1.65%.........         23,341    1.592576           37,173
  Small Company Fund 1.4%..........        725,945    2.248401        1,632,216
  Small Company Fund 1.5%..........      1,659,166    1.593152        2,643,303
  MidCap Fund Sub-Account 1.00%
   Qualified.......................        276,421    2.068062          571,655
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................      4,561,273    2.068062        9,432,996
  MidCap Fund Sub-Account .25%.....        100,099    2.105927          210,800
  MidCap Fund 1.65%................         12,943    1.520083           19,674
  MidCap Fund 1.4%.................      1,455,391    2.053534        2,988,695
  MidCap Fund 1.5%.................      2,064,651    1.520630        3,139,571
  MidCap Fund 1.25%................    118,305,628    2.055574      243,185,973
  Growth and Income Fund 1.65%.....         16,881    1.308008           22,081
  Growth and Income Fund 1.4%......      1,551,524    1.420460        2,203,878
  Growth and Income Fund Non-
   Qualified 1.00%.................         94,246    1.427512          134,538
  Growth and Income Fund Qualified
   1.00%...........................        297,288    1.427512          424,382
  Growth and Income Fund .25%......         18,437    1.444538           26,633
  Growth and Income Fund 1.25%.....     41,231,825    1.421882       58,626,791
  Growth and Income Fund 1.5%......      2,107,446    1.308485        2,757,561
  High Yield Fund 1.4%.............        707,437    1.069043          756,281
  High Yield Fund 1.5%.............        754,351    1.066776          804,723
  High Yield Fund .25%.............         10,000    1.083588           10,836
  High Yield Fund 1.25%............     14,681,047    1.070110       15,710,335
  High Yield Fund Qualified
   1.00%...........................          9,996    1.073454           10,730
  High Yield Fund Non-Qualified
   1.00%...........................         28,832    1.073454           30,950

__________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
-------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Global Leaders Fund 1.4%.........        601,937  $ 1.950512  $     1,174,085
  Global Leaders Fund .25%.........         34,138    1.976824           67,485
  Global Leaders Fund 1.25%........     25,342,886    1.952453       49,480,795
  Global Leaders Fund Non-Qualified
   1.00%...........................        132,669    1.958438          259,824
  Global Leaders Fund 1.00%........         30,778    1.958438           60,278
  Global Leaders Fund 1.5%.........        912,978    1.946293        1,776,922
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         40,848    2.996122          122,387
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,352    3.100326          348,328
  Smith Barney Appreciation Fund
   1.00%...........................         17,669   12.651528          223,538
  Smith Barney Government Portfolio
   1.00%...........................         11,614    2.695221           31,302
  BB&T Growth and Income Fund
   1.4%............................        164,327    1.263735          207,666
  BB&T Growth and Income Fund
   1.25%...........................     21,984,471    1.264991       27,810,158
  AmSouth Equity Income Fund
   1.4%............................        868,023    1.400354        1,215,539
  AmSouth Equity Income Fund
   1.25%...........................     24,604,396    1.401746       34,489,115
  Mentor VIP Capital Growth Fund
   1.4%............................        100,477    1.129778          113,517
  Mentor VIP Capital Growth Fund
   1.25%...........................     21,765,940    1.130892       24,614,927
  Mentor VIP Perpetual
   International Fund 1.4%.........        117,617    1.531949          180,183
  Mentor VIP Perpetual
   International Fund 1.25%........     14,721,728    1.533464       22,575,240
  Mentor VIP Growth Fund 1.4%......         39,023    1.085030           42,341
  Mentor VIP Growth Fund 1.25%.....     13,248,938    1.086100       14,389,672
  Mitchell Hutchins Growth and
   Income Portfolio 1.5%...........         28,159    1.082851           30,491
  Mitchell Hutchins Growth and
   Income Portfolio 1.4%...........         24,198    1.168150           28,267
  Mitchell Hutchins Growth and
   Income Portfolio 1.25%..........      3,389,460    1.169302        3,963,302
  Mitchell Hutchins Strategic
   Income Portfolio 1.5%...........         39,574    0.975253           38,595
  Mitchell Hutchins Strategic
   Income Portfolio 1.4%...........         48,568    1.002380           48,683
  Mitchell Hutchins Strategic
   Income Portfolio 1.25%..........      1,062,673    1.003372        1,066,256
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.5%.......      1,771,459    1.065485        1,887,463
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.4%.......        260,842    1.235332          322,226
  Mitchell Hutchins Tactical
   Allocation Portfolio 1.25%......     15,817,865    1.236550       19,559,581
  Huntington VA Income Equity Fund
   1.4%............................          6,274    0.992986            6,230
  Huntington VA Income Equity Fund
   1.25%...........................        224,042    0.993229          222,525
  AmSouth Select Equity Fund
   1.4%............................        213,869    0.846981          181,143
  AmSouth Select Equity Fund
   1.25%...........................      2,706,783    0.847829        2,294,889
                                                                ---------------
  SUB-TOTAL:.......................                              15,780,380,307
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Bond Fund Non-Qualified 1.00%....         13,487    4.178271           56,352
  Bond Fund 1.25%..................        646,995    2.184598        1,413,425
  Stock Fund Non-Qualified 1.00%...         21,934   13.310539          291,952
  Stock Fund 1.25%.................      1,177,626    7.175612        8,450,189
  Money Market Fund Qualified
   1.00%...........................            317    2.782454              883
  Money Market Fund Non-Qualified
   1.00%...........................         70,673    2.783765          196,736
  Money Market Fund 1.25%..........        367,868    1.777341          653,827
  Advisers Fund Qualified 1.00%....          1,924    7.230781           13,909
  Advisers Fund Non-Qualified
   1.00%...........................        107,185    7.230781          775,030
  Advisers Fund 1.25%..............      2,971,945    4.803097       14,274,540
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         15,299   12.682513          194,028
  Capital Appreciation Fund
   1.25%...........................        403,526    7.501418        3,027,015

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ___________________________________ SA-10 _____________________________________

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         57,599  $ 2.859263  $       164,690
  Mortgage Securities Fund 1.25%...        222,487    2.216665          493,180
  Index Fund 1.25%.................        603,079    5.607574        3,381,807
  Index Fund Non-Qualified 1.00%...          9,620    2.226696           21,421
  International Opportunities Fund
   Non-Qualified 1.00%.............          4,586    2.320729           10,643
  International Opportunities Fund
   1.25%...........................        439,255    2.266827          995,716
  Dividend and Growth Fund 1.25%...        796,481    2.569946        2,046,914
  International Advisers Fund
   1.25%...........................        157,903    1.795704          283,547
  Small Company Fund 1.25%.........        113,321    2.250630          255,044
  MidCap Fund 1.25%................         67,473    2.055574          138,696
  Growth and Income Fund 1.25%.....         74,023    1.421882          105,252
  High Yield Fund 1.25%............        165,941    1.070110          177,576
  Global Leaders Fund 1.25%........         11,105    1.952453           21,683
  AmSouth Equity Income Fund.......         16,927    1.401746           23,727
                                                                ---------------
  SUB-TOTAL........................                                  37,467,782
                                                                ---------------
GRAND TOTAL........................                             $15,817,848,089
                                                                ===============

___________________________________ SA-11 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                BOND           STOCK
                                                FUND            FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 20,856,394    $ 21,835,245
EXPENSES:
  Mortality and expense undertakings....      (4,786,965)    (35,154,364)
                                            ------------    ------------
    Net investment income (loss)........      16,069,429     (13,319,119)
                                            ------------    ------------
CAPITAL GAINS INCOME....................       2,623,245     216,819,144
                                            ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................        (203,417)        318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)    275,463,487
                                            ------------    ------------
    Net (loss) gain on investments......     (31,434,063)    275,782,425
                                            ------------    ------------
    Net (decrease) increase in net
     assets resulting from operations...    $(12,741,389)   $479,282,450
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-12 _____________________________________

                                                                         CAPITAL       MORTGAGE                    INTERNATIONAL
                                         MONEY MARKET     ADVISERS     APPRECIATION   SECURITIES       INDEX       OPPORTUNITIES
                                             FUND           FUND           FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------   ------------   ------------   -----------   ------------   -------------
INVESTMENT INCOME:
  Dividends............................. $19,516,607    $119,254,083   $  8,050,639   $ 9,514,435   $  8,124,740   $  4,967,210
EXPENSES:
  Mortality and expense undertakings....  (5,024,718)    (66,290,644)   (27,044,767)   (2,222,251)    (9,248,662)    (5,283,728)
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net investment income (loss)........  14,491,889      52,963,439    (18,994,128)    7,292,184     (1,123,922)      (316,518)
                                         -----------    ------------   ------------   -----------   ------------   ------------
CAPITAL GAINS INCOME....................       9,037     410,469,104    127,112,714       --          10,953,439        --
                                         -----------    ------------   ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     --            2,721,491      8,239,831       106,051          3,676     12,898,810
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --            6,294,211    578,461,865    (6,915,906)   121,670,024    137,769,735
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (loss) gain on investments......     --            9,015,702    586,701,696    (6,809,855)   121,673,700    150,668,545
                                         -----------    ------------   ------------   -----------   ------------   ------------
    Net (decrease) increase in net
     assets resulting from operations... $14,500,926    $472,448,245   $694,820,282   $   482,329   $131,503,217   $150,352,027
                                         ===========    ============   ============   ===========   ============   ============

                                            DIVIDEND
                                           AND GROWTH
                                              FUND
                                          SUB-ACCOUNT
                                          ------------
INVESTMENT INCOME:
  Dividends.............................  $ 16,011,869
EXPENSES:
  Mortality and expense undertakings....   (12,526,370)
                                          ------------
    Net investment income (loss)........     3,485,499
                                          ------------
CAPITAL GAINS INCOME....................    38,610,231
                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................     2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    (5,417,975)
                                          ------------
    Net (loss) gain on investments......    (3,232,784)
                                          ------------
    Net (decrease) increase in net
     assets resulting from operations...  $ 38,862,946
                                          ============

__________________________________ SA-13 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND            FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    -----------
INVESTMENT INCOME:
  Dividends.............................     $ 1,927,226     $   --
EXPENSES:
  Mortality and expense undertakings....      (1,089,997)     (1,741,126)
                                             -----------     -----------
    Net investment income (loss)........         837,229      (1,741,126)
                                             -----------     -----------
CAPITAL GAINS INCOME....................         --              315,082
                                             -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................         295,153       4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426      81,907,566
                                             -----------     -----------
    Net gain (loss) on investments......      17,591,579      86,159,278
                                             -----------     -----------
    Net increase (decrease) in net
     assets resulting from operations...     $18,428,808     $84,733,234
                                             ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-14 ______________________________________

                                                       GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                           MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                            FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   ------------   ------------
INVESTMENT INCOME:
  Dividends............................. $   --        $  172,552     $ 967,224    $    67,709     $22,683        $ 1,997
EXPENSES:
  Mortality and expense undertakings....  (1,335,119)    (353,581)     (122,260)      (182,154)     (4,908)        (2,133)
                                         -----------   ----------     ---------    -----------     -------        -------
    Net investment income (loss)........  (1,335,119)    (181,029)      844,964       (114,445)     17,775           (136)
                                         -----------   ----------     ---------    -----------     -------        -------
CAPITAL GAINS INCOME....................  10,415,254      397,311         1,135        238,680      --             22,203
                                         -----------   ----------     ---------    -----------     -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................    (224,429)      46,869       (15,929)        (9,270)     --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  46,937,316    6,503,899      (642,094)    10,060,655      --              5,735
                                         -----------   ----------     ---------    -----------     -------        -------
    Net gain (loss) on investments......  46,712,887    6,550,768      (658,023)    10,051,385      --              5,858
                                         -----------   ----------     ---------    -----------     -------        -------
    Net increase (decrease) in net
     assets resulting from operations... $55,793,022   $6,767,050     $ 188,076    $10,175,620     $17,775        $27,925
                                         ===========   ==========     =========    ===========     =======        =======

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.............................     $1,568      $  300,770     $  354,120
EXPENSES:
  Mortality and expense undertakings....       (347)       (320,977)      (336,848)
                                             ------      -----------    ----------
    Net investment income (loss)........      1,221         (20,207)        17,272
                                             ------      -----------    ----------
CAPITAL GAINS INCOME....................     --             393,152        --
                                             ------      -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     --               3,527         (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)     6,229,908
                                             ------      -----------    ----------
    Net gain (loss) on investments......     --          (1,801,709)     6,225,736
                                             ------      -----------    ----------
    Net increase (decrease) in net
     assets resulting from operations...     $1,221      $(1,428,764)   $6,243,008
                                             ======      ===========    ==========

___________________________________ SA-15 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
INVESTMENT INCOME:
  Dividends.............................      $   32,268            $    --
EXPENSES:
  Mortality and expense undertakings....        (282,453)             (195,980)
                                              ----------            ----------
    Net investment (loss) income........        (250,185)             (195,980)
                                              ----------            ----------
CAPITAL GAINS INCOME....................          37,363                10,315
                                              ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................             496                 9,042
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,293,466             5,855,275
                                              ----------            ----------
    Net gain (loss) on investments......       1,293,962             5,864,317
                                              ----------            ----------
    Net increase (decrease) in net
     assets resulting from operations...      $1,081,140            $5,678,652
                                              ==========            ==========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-16 ______________________________________

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
INVESTMENT INCOME:
  Dividends............................. $   16,104        $     41            $ 63,920             $   71,190          $1,302
EXPENSES:
  Mortality and expense undertakings....   (131,586)        (27,575)             (7,295)              (111,510)           (175)
                                         ----------        --------            --------             ----------          ------
    Net investment (loss) income........   (115,482)        (27,534)             56,625                (40,320)          1,127
                                         ----------        --------            --------             ----------          ------
CAPITAL GAINS INCOME....................     --               --                  --                 1,339,390            --
                                         ----------        --------            --------             ----------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................     21,602           3,219                 165                 31,237            --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  2,619,527         367,262             (65,581)               430,021             131
                                         ----------        --------            --------             ----------          ------
    Net gain (loss) on investments......  2,641,129         370,481             (65,416)               461,258             131
                                         ----------        --------            --------             ----------          ------
    Net increase (decrease) in net
     assets resulting from operations... $2,525,647        $342,947            $ (8,791)            $1,760,328          $1,258
                                         ==========        ========            ========             ==========          ======

                                             AMSOUTH
                                          SELECT EQUITY
                                              FUND
                                          SUB-ACCOUNT**
                                          -------------
INVESTMENT INCOME:
  Dividends.............................    $   6,148
EXPENSES:
  Mortality and expense undertakings....      (11,570)
                                            ---------
    Net investment (loss) income........       (5,422)
                                            ---------
CAPITAL GAINS INCOME....................         --
                                            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................           73
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     (204,081)
                                            ---------
    Net gain (loss) on investments......     (204,008)
                                            ---------
    Net increase (decrease) in net
     assets resulting from operations...    $(209,430)
                                            =========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

__________________________________ SA-17 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 16,069,429    $  (13,319,119)
  Capital gains income..................       2,623,245       216,819,144
  Net realized (loss) gain on security
   transactions.........................        (203,417)          318,938
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (31,230,646)      275,463,487
                                            ------------    --------------
  Net (decrease) increase in net assets
   resulting from operations............     (12,741,389)      479,282,450
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      27,921,938       243,534,289
  Net transfers.........................      28,910,921       204,580,762
  Surrenders for benefit payments and
   fees.................................     (42,745,328)     (238,079,087)
  Net annuity transactions..............         414,745         4,064,471
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,502,276       214,100,435
                                            ------------    --------------
  Net increase (decrease) in net
   assets...............................       1,760,887       693,382,885
NET ASSETS:
  Beginning of period...................     377,820,047     2,498,291,840
                                            ------------    --------------
  End of period.........................    $379,580,934    $3,191,674,725
                                            ============    ==============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                BOND            STOCK
                                                FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 14,116,691    $   (7,282,872)
  Capital gains income..................         --             63,980,079
  Net realized (loss) gain on security
   transactions.........................         (17,730)       (1,720,391)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       5,723,478       522,612,064
                                            ------------    --------------
  Net increase in net assets resulting
   from operations......................      19,822,439       577,588,880
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      41,906,997       201,628,213
  Net transfers.........................      95,280,889       107,789,657
  Surrenders for benefit payments and
   fees.................................     (24,892,187)     (143,970,482)
  Net annuity transactions..............         321,142           560,255
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     112,616,841       166,007,643
                                            ------------    --------------
  Net increase (decrease) in net
   assets...............................     132,439,280       743,596,523
NET ASSETS:
  Beginning of period...................     245,380,767     1,754,695,317
                                            ------------    --------------
  End of period.........................    $377,820,047    $2,498,291,840
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-18 ____________________________________

                                                                             CAPITAL         MORTGAGE
                                         MONEY MARKET       ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND             FUND             FUND            FUND           FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  14,491,889   $   52,963,439   $  (18,994,128)  $  7,292,184   $ (1,123,922)
  Capital gains income..................         9,037      410,469,104      127,112,714        --          10,953,439
  Net realized (loss) gain on security
   transactions.........................      --              2,721,491        8,239,831        106,051          3,676
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      --              6,294,211      578,461,865     (6,915,906)   121,670,024
                                         -------------   --------------   --------------   ------------   ------------
  Net (decrease) increase in net assets
   resulting from operations............    14,500,926      472,448,245      694,820,282        482,329    131,503,217
                                         -------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    52,032,809      400,762,799      114,346,316      5,634,859     86,228,724
  Net transfers.........................   179,073,766      425,533,878       47,043,624      2,063,743     94,024,710
  Surrenders for benefit payments and
   fees.................................  (172,457,509)    (514,511,813)    (177,116,018)   (28,509,889)   (63,335,518)
  Net annuity transactions..............        66,069        4,945,760          853,857        213,909      2,159,559
                                         -------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....    58,715,135      316,730,624      (14,872,221)   (20,597,378)   119,077,475
                                         -------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................    73,216,061      789,178,869      679,948,061    (20,115,049)   250,580,692
NET ASSETS:
  Beginning of period...................   342,821,394    4,916,673,571    1,985,681,374    190,247,223    623,100,586
                                         -------------   --------------   --------------   ------------   ------------
  End of period......................... $ 416,037,455   $5,705,852,440   $2,665,629,435   $170,132,174   $873,681,278
                                         =============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $   (316,518)   $  3,485,499
  Capital gains income..................       --           38,610,231
  Net realized (loss) gain on security
   transactions.........................    12,898,810       2,185,191
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   137,769,735      (5,417,975)
                                          ------------    ------------
  Net (decrease) increase in net assets
   resulting from operations............   150,352,027      38,862,946
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    13,080,473      65,414,965
  Net transfers.........................   (10,281,590)    (15,678,141)
  Surrenders for benefit payments and
   fees.................................   (43,785,344)    (69,729,336)
  Net annuity transactions..............       123,273         320,965
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (40,863,188)    (19,671,547)
                                          ------------    ------------
  Net increase (decrease) in net
   assets...............................   109,488,839      19,191,399
NET ASSETS:
  Beginning of period...................   398,604,114     974,440,666
                                          ------------    ------------
  End of period.........................  $508,092,953    $993,632,065
                                          ============    ============

                                                                            CAPITAL         MORTGAGE
                                         MONEY MARKET      ADVISERS       APPRECIATION     SECURITIES       INDEX
                                             FUND            FUND             FUND            FUND           FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $11,836,148    $   44,020,326   $  (12,238,662)  $  9,644,833   $ (1,323,774)
  Capital gains income..................     --            130,914,844      114,733,928        --          10,662,058
  Net realized (loss) gain on security
   transactions.........................     --              1,826,471       (4,786,085)       473,273       (704,518)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --            709,363,622      140,386,292       (228,914)   110,953,813
                                         ------------   --------------   --------------   ------------   ------------
  Net increase in net assets resulting
   from operations......................  11,836,148       886,125,263      238,095,473      9,889,192    119,587,579
                                         ------------   --------------   --------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................  34,983,693       374,759,005      143,597,572      9,146,977     67,409,255
  Net transfers......................... 123,126,442       280,406,929      (12,597,119)     8,722,639     58,996,655
  Surrenders for benefit payments and
   fees................................. (94,130,526)     (329,416,389)    (117,626,736)   (28,665,195)   (34,320,175)
  Net annuity transactions..............     (32,392)        3,527,169          304,016         39,959        271,456
                                         ------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  63,947,217       329,276,714       13,677,733    (10,755,620)    92,357,191
                                         ------------   --------------   --------------   ------------   ------------
  Net increase (decrease) in net
   assets...............................  75,783,365     1,215,401,977      251,773,206       (866,428)   211,944,770
NET ASSETS:
  Beginning of period................... 267,038,029     3,701,271,594    1,733,908,168    191,113,651    411,155,816
                                         ------------   --------------   --------------   ------------   ------------
  End of period......................... $342,821,394   $4,916,673,571   $1,985,681,374   $190,247,223   $623,100,586
                                         ============   ==============   ==============   ============   ============

                                          INTERNATIONAL     DIVIDEND
                                          OPPORTUNITIES    AND GROWTH
                                              FUND            FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   ------------
OPERATIONS:
  Net investment income (loss)..........  $    189,021    $  4,915,811
  Capital gains income..................    25,347,181      25,624,259
  Net realized (loss) gain on security
   transactions.........................     1,455,876        (465,941)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    17,463,831      82,775,505
                                          ------------    ------------
  Net increase in net assets resulting
   from operations......................    44,455,909     112,849,634
                                          ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................    16,804,591     141,279,121
  Net transfers.........................   (27,399,853)     99,305,048
  Surrenders for benefit payments and
   fees.................................   (28,546,428)    (49,052,200)
  Net annuity transactions..............       244,437         835,197
                                          ------------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   (38,897,253)    192,367,166
                                          ------------    ------------
  Net increase (decrease) in net
   assets...............................     5,558,656     305,216,800
NET ASSETS:
  Beginning of period...................   393,045,458     669,223,866
                                          ------------    ------------
  End of period.........................  $398,604,114    $974,440,666
                                          ============    ============

__________________________________ SA-19 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........    $    837,229     $ (1,741,126)
  Capital gains income..................         --               315,082
  Net realized gain (loss) on security
   transactions.........................         295,153        4,251,712
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      17,296,426       81,907,566
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations............      18,428,808       84,733,234
                                            ------------     ------------
UNIT TRANSACTIONS:
  Purchases.............................      10,659,922       13,837,871
  Net transfers.........................      10,728,100       42,134,966
  Surrenders for benefit payments and
   fees.................................      (6,643,729)      (9,812,254)
  Net annuity transactions..............         129,729           (1,998)
                                            ------------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      14,874,022       46,158,585
                                            ------------     ------------
  Net increase (decrease) in net
   assets...............................      33,302,830      130,891,819
NET ASSETS:
  Beginning of period...................      75,837,938      123,133,073
                                            ------------     ------------
  End of period.........................    $109,140,768     $254,024,892
                                            ============     ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            INTERNATIONAL       SMALL
                                              ADVISERS         COMPANY
                                                FUND             FUND
                                             SUB-ACCOUNT     SUB-ACCOUNT
                                            -------------    ------------
OPERATIONS:
  Net investment income (loss)..........     $ 5,711,299     $ (1,090,110)
  Capital gains income..................       1,559,601        1,255,431
  Net realized (loss) gain on security
   transactions.........................         (62,176)       1,445,433
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        (222,372)       9,623,019
                                             -----------     ------------
  Net increase in net assets resulting
   from operations......................       6,986,352       11,233,773
                                             -----------     ------------
UNIT TRANSACTIONS:
  Purchases.............................       9,244,144       17,606,410
  Net transfers.........................       5,996,311       27,369,558
  Surrenders for benefit payments and
   fees.................................      (3,894,672)      (4,568,343)
  Net annuity transactions..............          83,430           98,040
                                             -----------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      11,429,213       40,505,665
                                             -----------     ------------
  Net increase (decrease) in net
   assets...............................      18,415,565       51,739,438
NET ASSETS:
  Beginning of period...................      57,422,373       71,393,635
                                             -----------     ------------
  End of period.........................     $75,837,938     $123,133,073
                                             ===========     ============

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-20 ______________________________________

                                                        GROWTH AND                    GLOBAL      SMITH BARNEY   SMITH BARNEY
                                            MIDCAP        INCOME      HIGH YIELD      LEADERS         CASH       APPRECIATION
                                             FUND          FUND          FUND          FUND        PORTFOLIO         FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   -----------   -----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss).......... $ (1,335,119)  $  (181,029)  $   844,964   $  (114,445)    $ 17,775       $   (136)
  Capital gains income..................   10,415,254       397,311         1,135       238,680       --             22,203
  Net realized gain (loss) on security
   transactions.........................     (224,429)       46,869       (15,929)       (9,270)      --                123
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   46,937,316     6,503,899      (642,094)   10,060,655       --              5,735
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from operations............   55,793,022     6,767,050       188,076    10,175,620       17,775         27,925
                                         ------------   -----------   -----------   -----------     --------       --------
UNIT TRANSACTIONS:
  Purchases.............................   28,146,551    15,704,459     4,494,431     8,251,247       --             --
  Net transfers.........................  131,121,514    36,678,430    11,579,453    34,966,058       --             --
  Surrenders for benefit payments and
   fees.................................   (1,798,300)   (1,186,192)     (881,151)   (1,167,939)     (33,763)        (4,174)
  Net annuity transactions..............      122,890        88,032       177,075        16,976       --             --
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  157,592,655    51,284,729    15,369,808    42,066,342      (33,763)        (4,174)
                                         ------------   -----------   -----------   -----------     --------       --------
  Net increase (decrease) in net
   assets...............................  213,385,677    58,051,779    15,557,884    52,241,962      (15,988)        23,751
NET ASSETS:
  Beginning of period...................   46,302,383     6,249,337     1,943,547       599,110      486,703        199,787
                                         ------------   -----------   -----------   -----------     --------       --------
  End of period......................... $259,688,060   $64,301,116   $17,501,431   $52,841,072     $470,715       $223,538
                                         ============   ===========   ===========   ===========     ========       ========

                                          SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                           GOVERNMENT     & INCOME     EQUITY INCOME
                                           PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $ 1,221      $  (20,207)    $    17,272
  Capital gains income..................     --             393,152         --
  Net realized gain (loss) on security
   transactions.........................     --               3,527          (4,172)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     --          (1,805,236)      6,229,908
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations............      1,221      (1,428,764)      6,243,008
                                            -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................     --           2,806,902       8,947,643
  Net transfers.........................     --           4,398,250          60,144
  Surrenders for benefit payments and
   fees.................................     (4,276)     (1,469,630)     (2,025,318)
  Net annuity transactions..............     --              --              (8,117)
                                            -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     (4,276)      5,735,522       6,974,352
                                            -------      -----------    -----------
  Net increase (decrease) in net
   assets...............................     (3,055)      4,306,758      13,217,360
NET ASSETS:
  Beginning of period...................     34,357      23,711,066      22,511,021
                                            -------      -----------    -----------
  End of period.........................    $31,302      $28,017,824    $35,728,381
                                            =======      ===========    ===========

                                                        GROWTH AND                          GLOBAL       SMITH BARNEY
                                           MIDCAP         INCOME         HIGH YIELD        LEADERS           CASH
                                            FUND           FUND             FUND             FUND         PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT***   SUB-ACCOUNT
                                         -----------   -------------   --------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).......... $  (320,020)   $    5,967       $   32,022        $    472        $ 19,946
  Capital gains income..................     --            --               --               16,340          --
  Net realized (loss) gain on security
   transactions.........................      (3,698)       (2,267)            (287)          1,084          --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,597,665       740,175           (9,874)         10,436          --
                                         -----------    ----------       ----------        --------        --------
  Net increase in net assets resulting
   from operations......................   6,273,947       743,875           21,861          28,332          19,946
                                         -----------    ----------       ----------        --------        --------
UNIT TRANSACTIONS:
  Purchases.............................  13,468,482     1,325,581          226,463         114,768          --
  Net transfers.........................  18,368,378     4,236,085        1,697,571         456,296          --
  Surrenders for benefit payments and
   fees.................................    (982,314)      (56,204)          (2,348)           (286)        (42,255)
  Net annuity transactions..............     --            --               --              --               --
                                         -----------    ----------       ----------        --------        --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  30,854,546     5,505,462        1,921,686         570,778         (42,255)
                                         -----------    ----------       ----------        --------        --------
  Net increase (decrease) in net
   assets...............................  37,128,493     6,249,337        1,943,547         599,110         (22,309)
NET ASSETS:
  Beginning of period...................   9,173,890       --               --              --              509,012
                                         -----------    ----------       ----------        --------        --------
  End of period......................... $46,302,383    $6,249,337       $1,943,547        $599,110        $486,703
                                         ===========    ==========       ==========        ========        ========

                                          SMITH BARNEY   SMITH BARNEY   BB&T GROWTH      AMSOUTH
                                          APPRECIATION    GOVERNMENT     & INCOME     EQUITY INCOME
                                              FUND        PORTFOLIO        FUND           FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          ------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss)..........    $    526       $ 1,465      $   28,796     $   134,592
  Capital gains income..................      15,116        --              --             --
  Net realized (loss) gain on security
   transactions.........................          51        --               1,013           4,124
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      17,076        --           1,927,801         971,715
                                            --------       -------      -----------    -----------
  Net increase in net assets resulting
   from operations......................      32,769         1,465       1,957,610       1,110,431
                                            --------       -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................      --            --           9,760,778      14,622,450
  Net transfers.........................      --            --           6,090,057       5,094,816
  Surrenders for benefit payments and
   fees.................................      (3,555)       (4,272)       (574,799)       (733,985)
  Net annuity transactions..............      --            --              --              25,393
                                            --------       -------      -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      (3,555)       (4,272)     15,276,036      19,008,674
                                            --------       -------      -----------    -----------
  Net increase (decrease) in net
   assets...............................      29,214        (2,807)     17,233,646      20,119,105
NET ASSETS:
  Beginning of period...................     170,573        37,164       6,477,420       2,391,916
                                            --------       -------      -----------    -----------
  End of period.........................    $199,787       $34,357      $23,711,066    $22,511,021
                                            ========       =======      ===========    ===========

 **  From inception, June 1, 1998 to December 31, 1998
***  From inception, September 30, 1998 to December 31, 1998

__________________________________ SA-21 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $  (250,185)           $  (195,980)
  Capital gains income..................          37,363                 10,315
  Net realized gain on security
   transactions.........................             496                  9,042
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,293,466              5,855,275
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,081,140              5,678,652
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................       2,920,379              1,966,282
  Net transfers.........................       2,776,202              4,932,157
  Surrenders for benefit payments and
   fees.................................        (727,009)              (634,023)
  Net annuity transactions..............         --                  --
                                             -----------            -----------
  Net increase in net assets resulting
   from unit transactions...............       4,969,572              6,264,416
                                             -----------            -----------
  Net increase in net assets............       6,050,712             11,943,068
NET ASSETS:
  Beginning of period...................      18,677,732             10,812,355
                                             -----------            -----------
  End of period.........................     $24,728,444            $22,755,423
                                             ===========            ===========

  *  From inception, November 1, 1999 to December 31, 1999
 **  From inception, May 3, 1999 to December 31, 1999

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                              MENTOR VIP            MENTOR VIP
                                            CAPITAL GROWTH    PERPETUAL INTERNATIONAL
                                                 FUND                  FUND
                                             SUB-ACCOUNT*          SUB-ACCOUNT*
                                            --------------    -----------------------
OPERATIONS:
  Net investment (loss) income..........     $   (85,499)           $   (51,799)
  Capital gains income..................         --                       --
  Net realized (loss) gain on security
   transactions.........................          (4,500)                 1,684
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       1,696,228                601,328
                                             -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations............       1,606,229                551,213
                                             -----------            -----------
UNIT TRANSACTIONS:
  Purchases.............................      11,672,774              6,236,230
  Net transfers.........................       5,647,677              4,185,922
  Surrenders for benefit payments and
   fees.................................        (248,948)              (161,010)
  Net annuity transactions..............         --                       --
                                             -----------            -----------
  Net increase in net assets resulting
   from unit transactions...............      17,071,503             10,261,142
                                             -----------            -----------
  Total increase in net assets..........      18,677,732             10,812,355
NET ASSETS:
  Beginning of period...................         --                      --
                                             -----------            -----------
  End of period.........................     $18,677,732            $10,812,355
                                             ===========            ===========

  *  From inception, March 2, 1998 to December 31, 1998
**** From inception, December 16, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. __________________________________ SA-22 ______________________________________

                                         MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS    HUNTINGTON VA
                                           GROWTH         GROWTH AND       STRATEGIC INCOME    TACTICAL ALLOCATION      INCOME
                                            FUND       INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO         EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT*
                                         -----------   -----------------   -----------------   -------------------   -------------
OPERATIONS:
  Net investment (loss) income.......... $  (115,482)     $  (27,534)         $   56,625           $   (40,320)        $  1,127
  Capital gains income..................     --             --                  --                   1,339,390           --
  Net realized gain on security
   transactions.........................      21,602           3,219                 165                31,237           --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   2,619,527         367,262             (65,581)              430,021              131
                                         -----------      ----------          ----------           -----------         --------
  Net increase (decrease) in net assets
   resulting from operations............   2,525,647         342,947              (8,791)            1,760,328            1,258
                                         -----------      ----------          ----------           -----------         --------
UNIT TRANSACTIONS:
  Purchases.............................   1,591,255       3,251,474             741,317            12,031,575          171,554
  Net transfers.........................     186,787         512,571             475,556             8,174,292           55,943
  Surrenders for benefit payments and
   fees.................................    (341,906)        (95,651)            (64,519)             (207,496)          --
  Net annuity transactions..............     --             --                  --                   --                  --
                                         -----------      ----------          ----------           -----------         --------
  Net increase in net assets resulting
   from unit transactions...............   1,436,136       3,668,394           1,152,354            19,998,371          227,497
                                         -----------      ----------          ----------           -----------         --------
  Net increase in net assets............   3,961,783       4,011,341           1,143,563            21,758,699          228,755
NET ASSETS:
  Beginning of period...................  10,470,230          10,719               9,971                10,571           --
                                         -----------      ----------          ----------           -----------         --------
  End of period......................... $14,432,013      $4,022,060          $1,153,534           $21,769,270         $228,755
                                         ===========      ==========          ==========           ===========         ========

                                             AMSOUTH
                                          SELECT EQUITY
                                              FUND
                                          SUB-ACCOUNT**
                                          -------------
OPERATIONS:
  Net investment (loss) income..........   $   (5,422)
  Capital gains income..................      --
  Net realized gain on security
   transactions.........................           73
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     (204,081)
                                           ----------
  Net increase (decrease) in net assets
   resulting from operations............     (209,430)
                                           ----------
UNIT TRANSACTIONS:
  Purchases.............................    1,791,654
  Net transfers.........................      958,043
  Surrenders for benefit payments and
   fees.................................      (64,235)
  Net annuity transactions..............      --
                                           ----------
  Net increase in net assets resulting
   from unit transactions...............    2,685,462
                                           ----------
  Net increase in net assets............    2,476,032
NET ASSETS:
  Beginning of period...................      --
                                           ----------
  End of period.........................   $2,476,032
                                           ==========

                                          MENTOR VIP    MITCHELL HUTCHINS   MITCHELL HUTCHINS    MITCHELL HUTCHINS
                                            GROWTH      GROWTH AND INCOME   STRATEGIC INCOME    TACTICAL ALLOCATION
                                             FUND           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT*    SUB-ACCOUNT****     SUB-ACCOUNT****      SUB-ACCOUNT****
                                         ------------   -----------------   -----------------   -------------------
OPERATIONS:
  Net investment (loss) income.......... $   (44,785)        $    38             $  111               $     7
  Capital gains income..................     --                  702                  6                    56
  Net realized (loss) gain on security
   transactions.........................      (1,365)        --                 --                   --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     610,042             (20)              (145)                  507
                                         -----------         -------             ------               -------
  Net increase (decrease) in net assets
   resulting from operations............     563,892             720                (28)                  570
                                         -----------         -------             ------               -------
UNIT TRANSACTIONS:
  Purchases.............................   6,771,031          10,000             10,000                10,000
  Net transfers.........................   3,215,967         --                 --                   --
  Surrenders for benefit payments and
   fees.................................     (80,660)             (1)                (1)                    1
  Net annuity transactions..............     --              --                 --                   --
                                         -----------         -------             ------               -------
  Net increase in net assets resulting
   from unit transactions...............   9,906,338           9,999              9,999                10,001
                                         -----------         -------             ------               -------
  Total increase in net assets..........  10,470,230          10,719              9,971                10,571
NET ASSETS:
  Beginning of period...................     --              --                 --                   --
                                         -----------         -------             ------               -------
  End of period......................... $10,470,230         $10,719             $9,971               $10,571
                                         ===========         =======             ======               =======

__________________________________ SA-23 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

__________________________________ SA-24 ______________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------